Financial instruments - Fair value and risk management - Amounts reclassified from OCI to capitalized cost of aircraft additions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Amounts reclassified from other comprehensive income into capitalized cost of aircraft additions within property, plant and equipment	€ (63.8)	€ (100.6)	€ (305.7)
Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Amounts reclassified from other comprehensive income into capitalized cost of aircraft additions within property, plant and equipment	€ (63.8)	€ (100.6)	€ (305.7)